Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following tables and related disclosures provide certain information regarding the relationship between the compensation actually paid to Mr. Brigham, the Company’s President and CEO (CEO), and its other named executive officers (Other NEOs) and the Company’s financial performance, as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K. This disclosure does not necessarily reflect value actually realized by the executives or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance.

The following table sets forth the following for each of the last three completed fiscal years: (i) the total compensation of the CEO and the average of the total compensation paid to the Other NEOs, as presented in the Summary Compensation Table for such year, (ii) the compensation “actually paid” to the CEO and the average compensation “actually paid” to the Other NEOs, calculated pursuant to Regulation S-K, (iii) our Total Shareholder Return (TSR), illustrating the value, as of the last day of the indicated fiscal year, of an investment of $100 in the Company’s common stock as of December 31, 2020 (approximately 16.81 shares valued at $5.95 per share) and (iv) our net (loss) as reflected in our audited financial statements for the applicable year.

Year(1)	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net (Loss) (in thousands)
2024	$392,609	$392,719	$341,658	$342,703	$87	$(2,157)
2023	$395,235	$394,505	$317,797	$310,862	$86	$(5,775)
2022	$599,944	$598,394	$283,810	$301,985	$103	$(2,494)

____________

(1)      The CEO during 2024, 2023 and 2022 was Michael F. Brigham. The Other NEOs for whom the average compensation is presented in this table during 2024, 2023 and 2022 were Bobbi Jo Brockmann and Elizabeth L. Williams.

(2)      The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s CEO and Other NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in the table below. Equity values are calculated in accordance with ASC Topic 718.

Named Executive Officers, Footnote		The CEO during 2024, 2023 and 2022 was Michael F. Brigham. The Other NEOs for whom the average compensation is presented in this table during 2024, 2023 and 2022 were Bobbi Jo Brockmann and Elizabeth L. Williams.
PEO Total Compensation Amount	[1]	$ 392,609	$ 395,235	$ 599,944
PEO Actually Paid Compensation Amount	[1],[2]	$ 392,719	394,505	598,394
Adjustment To PEO Compensation, Footnote
Year		2022	2023	2024
Summary Compensation Table (SCT) Total for CEO		$ 599,944	$ 395,235	$ 392,609
Deductions	Grant date fair value of stock option awards granted during fiscal year as reported in the SCT	(4,500)	0	0
Additions	Fair value as of year end of outstanding and unvested stock option awards granted during fiscal year	2,950	0	0
	Change in fair value (comparing year end to the end of prior fiscal year) of stock option awards granted in a prior fiscal year that are outstanding and unvested at year end	0	(730)	110
	Fair value of stock option awards on vest date for stock option awards granted and vested during fiscal year	0	0	0
	Change in fair value (comparing the vesting date to the end of the prior fiscal year) of stock option awards granted in a prior fiscal year that vested during the fiscal year	0	0	0
Compensation Actually Paid to CEO		$ 598,394	$ 394,505	$ 392,719

Non-PEO NEO Average Total Compensation Amount	[1]	$ 341,658	317,797	283,810
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 342,703	310,862	301,985
Adjustment to Non-PEO NEO Compensation Footnote
Year		2022	2023	2024
Summary Compensation Table (SCT) Average Total for Other NEOs		$ 283,810	$ 317,797	$ 341,658
Deductions	Grant date fair value of stock option awards granted during fiscal year as reported in the SCT	(2,250)	0	0
	Fair value of stock option awards granted prior to fiscal year that were forfeited during fiscal year	0	0	0
Additions	Fair value as of year end of outstanding and unvested stock option awards granted during fiscal year	28,025	0	0
	Change in fair value (comparing year end to the end of prior fiscal year) of stock option awards granted in a prior fiscal year that are outstanding and unvested at year end	0	(6,935)	1,045
	Fair value of stock option awards on vest date for stock option awards granted and vested during fiscal year	0	0	0
	Change in fair value (comparing the vesting date to the end of the prior fiscal year) of stock option awards granted in a prior fiscal year that vested during the fiscal year	(7,600)	0	0
Average Compensation Actually Paid to Other NEOs		$ 301,985	$ 310,862	$ 342,703

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between CEO and Other NEO Compensation Actually Paid and Company Total Stockholder Return (TSR)

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to Other NEOs, and the Company’s TSR during the three-year period ended December 31, 2024.

Compensation Actually Paid vs. Net Income

Description of Relationship Between CEO and Other NEO Compensation Actually Paid and Net (Loss) of the Company

The following chart sets forth the relationship between Compensation Actually Paid to our CEO, and the average of Compensation Actually Paid to Other NEOs, and the Company’s Net (Loss) during the three-year period ended December 31, 2024.

Total Shareholder Return Amount	[1]	$ 87	86	103
Net Income (Loss)	[1]	$ (2,157,000)	$ (5,775,000)	$ (2,494,000)
PEO Name		Michael F. Brigham	Michael F. Brigham	Michael F. Brigham
PEO | Grant date fair value of stock option awards granted during fiscal year as reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ (4,500)
PEO | Fair value as of year end of outstanding and unvested stock option awards granted during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	2,950
PEO | Change in fair value (comparing year end to the end of prior fiscal year) of stock option awards granted in a prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		110	(730)	0
PEO | Fair value of stock option awards on vest date for stock option awards granted and vested during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Change in fair value (comparing the vesting date to the end of the prior fiscal year) of stock option awards granted in a prior fiscal year that vested during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Grant date fair value of stock option awards granted during fiscal year as reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(2,250)
Non-PEO NEO | Fair value as of year end of outstanding and unvested stock option awards granted during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	28,025
Non-PEO NEO | Change in fair value (comparing year end to the end of prior fiscal year) of stock option awards granted in a prior fiscal year that are outstanding and unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,045	(6,935)	0
Non-PEO NEO | Fair value of stock option awards on vest date for stock option awards granted and vested during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Change in fair value (comparing the vesting date to the end of the prior fiscal year) of stock option awards granted in a prior fiscal year that vested during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(7,600)
Non-PEO NEO | Fair value of stock option awards granted prior to fiscal year that were forfeited during fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0

[1]	The CEO during 2024, 2023 and 2022 was Michael F. Brigham. The Other NEOs for whom the average compensation is presented in this table during 2024, 2023 and 2022 were Bobbi Jo Brockmann and Elizabeth L. Williams.
[2]	The amounts shown as Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by the Company’s CEO and Other NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as described in the table below. Equity values are calculated in accordance with ASC Topic 718.